Stockholders' Deficit (Details) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Stockholders' Deficit
Number of shares of common stock reserved	25,441	21,500
Conversion of New Series B Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	4,298
Conversion of Series A-1 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	4,386	4,386
Conversion of Series A-2 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	4,312	4,312
Conversion of Series A-3 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	624	624
Conversion of Series A-4 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	18	18
Conversion of Series A-5 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	31	31
Conversion of Series A-6 Preferred Stock
Stockholders' Deficit
Number of shares of common stock reserved	3,509	3,509
Stock options and Warrants
Stockholders' Deficit
Number of shares of common stock reserved	8,263	8,620